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NATHANIEL SEGAL ATTORNEY AT LAW nsegal@vedderprice.com	CHICAGO • NEW YORK • WASHINGTON, DC • LONDON

August 30, 2012

VIA EDGAR

Securities and Exchange Commission 100 F Street N.E. Washington, D.C. 20549

Re:	Nuveen New York AMT-Free Municipal Income Fund (the “Registrant”);

File No. 811-21211

To The Commission:

On behalf of the Registrant, electronically transmitted herewith is the Registrant’s Registration Statement on Form N-14 relating to the issuance of common shares in connection with the reorganization of Nuveen New York Quality Income Municipal Fund, Inc., Nuveen New York Premium Income Municipal Fund, Inc., Nuveen New York Investment Quality Municipal Fund, Inc., Nuveen New York Select Quality Municipal Fund, Inc. and Nuveen New York Dividend Advantage Municipal Income Fund into Nuveen New York AMT-Free Municipal Income Fund.

Please contact the undersigned at (312) 609-7747 if you have questions or comments regarding the filing.

Very truly yours,

/s/ Nathaniel Segal

NS

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